INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Investment income	$ 177	$ 223	$ 68
Fee revenue	228	259	131
Dividend income	44	6	10
Interest income and other	45	107	57
Participating loan interests	0	8	17
Total investment and other revenue	$ 494	$ 603	$ 283